Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

Note 17: Fair Value of Financial Instruments

Derivatives Not Designated As Hedging Instrument

On March 31, 2020, the Company entered into an interest rate swap with a notional amount of $200,000 and a ten‑year term to reduce the interest rate risk associated with the Company’s Credit Facility. The interest rate swap is not designated as a hedging instrument for accounting purposes. The Company accounts for the swap as either an asset or a liability on the consolidated balance sheet and carries the derivative at fair value. Gains and losses from the change in fair value are recognized in Other income (expense), net and payments related to the swap are recognized in Interest expense, net in the consolidated statements of operations. For the nine months ended September 30, 2020, the Company recorded a loss of $3,365 in Other income (expense), net, and total payments recognized in Interest expense, net related to the swap were $398.

Fair Value

The Company applies the provisions of ASC Topic 820, Fair Value Measurement, for fair value measurements of financial assets and financial liabilities and for fair value measurements of non‑financial items that are recognized or disclosed at fair value in the consolidated financial statements.

The Company’s financial instruments include cash equivalents, account receivables, certain other assets, accounts payable, accruals, certain other current and long‑term liabilities, and long‑term debt.

The carrying values of the Company’s financial instruments excluding long‑term debt approximate their fair value due to the short‑term nature of those instruments. Additionally, as of December 31, 2019 and September 30, 2020, the fair value of the Company’s long‑term debt approximated its carrying value based upon discounted cash flows at current market rates for instruments with similar remaining terms. The Company considers these valuation inputs to be Level 2 inputs in the fair value hierarchy. Considerable judgment is necessary to interpret the market data and develop estimates of fair values. Accordingly, the estimates presented are not necessarily indicative of the amounts at which these instruments could be purchased, sold, or settled.

A financial asset or liability classification is determined based on the lowest level input that is significant to the fair value measurement. The fair value hierarchy consists of the following three levels:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.

Level 3 inputs are unobservable inputs based on management’s own assumptions used to measure assets and liabilities at fair value.

The following tables provide the financial assets and financial liabilities carried at fair value measured on a recurring basis:

December 31, 2019	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (1)	$70,000	$—	$—	$70,000
Total assets	$70,000	$—	$—	$70,000
Liabilities:
Acquisition contingent consideration (2)	$—	$—	$6,599	$6,599
Deferred compensation plan (4)	2,544	—	—	2,544
Total liabilities	$2,544	$—	$6,599	$9,143

September 30, 2020	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (1)	$30,794	$—	$—	$30,794
Total assets	$30,794	$—	$—	$30,794
Liabilities:
Acquisition contingent consideration (2)	$—	$—	$5,143	$5,143
Interest rate swap (3)	—	3,365	—	3,365
Deferred compensation plan (4)	2,300	—	—	2,300
Cash-settled equity awards (5)	743	—	—	743
Total liabilities	$3,043	$3,365	$5,143	$11,551
(1)	Included in Cash and cash equivalents in the accompanying consolidated balance sheets.
(2)

Included in Other liabilities, except for current liabilities of $5,100 and $3,583 as of December 31, 2019 and September 30, 2020, respectively, which are included in Accruals and other current liabilities in the accompanying consolidated balance sheets. Acquisition contingent consideration liability is measured at fair value and is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The valuation of contingent consideration uses assumptions the Company believes would be made by a market participant.

(3)	Included in Other liabilities in the accompanying consolidated balance sheet.
(4)

Included in Other liabilities, except for current liabilities of $153 and $149 as of December 31, 2019 and September 30, 2020, respectively, which are included in Accruals and other current liabilities in the accompanying consolidated balance sheets.

(5)	Included in Accruals and other current liabilities in the accompanying consolidated balance sheet.

The following table is a reconciliation of the changes in fair value of the Company’s financial liabilities which have been classified as Level 3 in the fair value hierarchy for and the year ended December 31, 2019 and the nine months ended September 30, 2020.

	Year Ended	Nine Months Ended
	December 31, 2019	September 30, 2020
Balance, beginning of year	$4,316	$6,599
Payments	(2,513)	(2,034)
Addition	4,498	1,902
Reclassification	180	—
Change in fair value	62	(1,340)
Foreign currency translation adjustments	16	16
Balance, end of period	$6,599	$5,143

The Company did not have any transfers between levels within the fair value hierarchy.

Note 16: Fair Value of Financial Instruments

Derivatives Not Designated As Hedging Instrument

In November 2018, the Company entered into an agreement with financial institutions to purchase call options to buy British pounds (“GBP”) with a notional amount of 65,000 GBP at a strike price of $1.375. The call options were purchased at a premium of $645. These derivative instruments do not qualify for hedge accounting and as such, are not designated as hedges. The gains or losses from changes in the fair value of such derivative instruments are recognized in Other income (expense), net in the consolidated statements of operations. The fair value of the call options in the accompanying consolidated balance sheets was $158 and $0 as of December 31, 2018 and 2019, respectively. The call options had an expiration date of February 28, 2019.

Fair Value

The Company applies the provisions of ASC Topic 820, Fair Value Measurement, for fair value measurements of financial assets and financial liabilities and for fair value measurements of non‑financial items that are recognized or disclosed at fair value in the consolidated financial statements.

The Company’s financial instruments include cash equivalents, account receivables, certain other assets, accounts payable, accruals, other current liabilities, and long‑term debt.

The carrying values of the Company’s financial instruments excluding long‑term debt approximate their fair value due to the short‑term nature of those instruments. Additionally, as of December 31, 2018 and 2019, the fair value of the Company’s long‑term debt approximated its carrying value based upon discounted cash flows at current market rates for instruments with similar remaining terms. The Company considers these valuation inputs to be Level 2 inputs in the fair value hierarchy. Considerable judgment is necessary to interpret the market data and develop estimates of fair values. Accordingly, the estimates presented are not necessarily indicative of the amounts at which these instruments could be purchased, sold, or settled.

A financial asset or liability classification is determined based on the lowest level input that is significant to the fair value measurement. The fair value hierarchy consists of the following three levels:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.

Level 3 inputs are unobservable inputs based on management’s own assumptions used to measure assets and liabilities at fair value.

The following tables provide the financial assets and financial liabilities carried at fair value measured on a recurring basis:

December 31, 2018	Level 1	Level 2	Level 3	Total
Assets:
Money market funds(1)	$30,197	$—	$—	$30,197
Call options(2)	—	158	—	158
Total assets	$30,197	$158	$—	$30,355
Liabilities:
Acquisition contingent consideration(3)	$—	$—	$4,316	$4,316
Deferred compensation plan(4)	2,275	—	—	2,275
Total liabilities	$2,275	$—	$4,316	$6,591

December 31, 2019	Level 1	Level 2	Level 3	Total
Assets:
Money market funds(1)	$70,000	$—	$—	$70,000
Total assets	$70,000	$—	$—	$70,000
Liabilities:
Acquisition contingent consideration(3)	$—	$—	$6,599	$6,599
Deferred compensation plan(4)	2,544	—	—	2,544
Total liabilities	$2,544	$—	$6,599	$9,143
(1)	Included in Cash and cash equivalents in the accompanying consolidated balance sheets.
(2)	Included in Other assets in the accompanying consolidated balance sheets.
(3)

Included in Accruals and other current liabilities and Other liabilities in the accompanying consolidated balance sheets. Acquisition contingent consideration liability is measured at fair value and is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The valuation of contingent consideration uses assumptions the Company believes would be made by a market participant.

(4)

Included in Other liabilities, except for current liabilities of $115 and $153 as of December 31, 2018 and 2019, respectively, which is included in Accruals and other current liabilities in the accompanying consolidated balance sheets.

The following table is a reconciliation of the changes in fair value of the Company’s financial liabilities which have been classified as Level 3 in the fair value hierarchy for the years ended December 31, 2018 and 2019.

	Year Ended December 31,
	2018	2019
Balance, beginning of year	$241	$4,316
Payments	(9)	(2,513)
Addition	13,206	4,498
Reclassification(1)	(8,516)	180
Change in fair value	167	62
Foreign currency translation adjustments	(773)	56
Balance, end of year	$4,316	$6,599

(1)

One of the 2018 acquisitions requires the Company to pay former shareholders a revenue based earn‑out contingent on meeting certain 2018 revenue targets. As of December 31, 2018, such revenue targets were met and as a consequence $8,516 was reclassified to non‑contingent consideration from acquisitions within Accruals and other current liabilities.

The Company did not have any transfers between levels within the fair value hierarchy.